Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings
(11)	BORROWINGS

(a)	Current

	December 31, 2011	December 31, 2012
Bank borrowings – secured	427,618	599,906
Bank borrowings – unsecured	1,260,765	1,718,590
Current installments of long-term bank borrowings (Note (b))	343,640	72,831

	2,032,023	2,391,327

The short-term borrowings outstanding as of December 31, 2012 carry a weighted average interest rate of 6.050% (2011: 6.236%).

The Group’s secured short-term borrowings of US$563,155 are secured by the Group’s bills receivable, inventories, plant and machinery, land use rights and SPI’s outstanding shares with the carrying amounts of US$268, US$44,079, US$732,534, US$175,850 and US$7,500 as of December 31, 2012, and among which US$153,846 are guaranteed by the Company’s shareholder, Mr. Peng.

The Group’s secured short-term borrowings of US$36,751, along with secured long-term borrowings of US$45,000 (Note 11(b)) are secured by the Group’s plant and machinery and land use rights with carrying amounts of US$140,753 and US$6,337 respectively as of December 31, 2012, and are guaranteed by the Company’s shareholder, Mr. Peng.

The Group’s unsecured short-term borrowings of US$199,753 are guaranteed by Mr. Peng and his spouse Ms. Zhou Shan together. The Group’s unsecured short-term borrowings of US$7,955 are guaranteed by Xinyu Credit Guarantee Center, respectively.

Outstanding unsecured short-term borrowing totaling US$9,546 borrowed by JXLDK from China Construction Bank contain financial covenants. The covenants specify that if JXLDK’s debt to asset ratio exceeds 75% or the current ratio is below 0.9, which are calculated based on its financial statements prepared under PRC GAAP, China Construction Bank may take actions as defined in the borrowing agreement, including but not limited to the demand of immediate repayment of the outstanding borrowing balance. As of December 31, 2012, JXLDK’s debt to asset ratio and the current ratio did not meet the ratio requirement. JXLDK has obtained a waiver letter dated April 11, 2013 from China Construction Bank confirming that it will not require JXLDK to repay the outstanding borrowing prior to maturity date as a result of the breach of above financial covenants.

Outstanding unsecured short-term borrowing totaling US$60,000 borrowed by JXLDK from China Development Bank contain financial covenants. The covenants specify that if JXLDK’s debt to asset ratio exceeds 85% or the current ratio is below 0.7, which are calculated based on its financial statements prepared under PRC GAAP, China Development Bank may take actions as defined in the borrowing agreement, including but not limited to the demand of immediate repayment of the outstanding borrowing balance. As of December 31, 2012, JXLDK’s debt to asset ratio and the current ratio did not meet the ratio requirement. As a result, China Development Bank has the right to accelerate the repayment of the borrowings in accordance with the borrowing agreement, but to date, JXLDK has not received any notice of event of default or noticed any threat to accelerate the stated maturity of such borrowing.

Outstanding long-term borrowings with an original maturity date beyond December 31, 2013, totaling US$97,305 borrowed by JXLDK from China Development Bank contain financial covenants. The covenants specify that if JXLDK’s debt to asset ratio exceeds 75% or the current ratio is below 0.7, which are calculated based on its financial statements prepared under PRC GAAP, China Development Bank may take actions as defined in the borrowing agreement, including but not limited to the demand of immediate repayment of the outstanding borrowing balance. As of December 31, 2012, JXLDK’s debt to asset ratio and the current ratio did not meet the ratio requirement. The Company reclassified these borrowings from long-term borrowings to short-term borrowings as of December 31, 2012.

Outstanding long-term borrowings with an original maturity date beyond December 31, 2013, totaling US$131,732 borrowed by JXLDK from China Construction Bank contain financial covenants. The covenants specify that if JXLDK’s debt to asset ratio exceeds 75% or the current ratio is below 0.9, which are calculated based on its financial statements prepared under PRC GAAP, China Construction Bank may take actions as defined in the borrowing agreement, including but not limited to the demand of immediate repayment of the outstanding borrowing balance. As of December 31, 2012, JXLDK’s debt to asset ratio and the current ratio did not meet the ratio requirement. The Company reclassified these borrowings from long-term borrowings to short-term borrowings as of December 31, 2012.

Outstanding long-term borrowing with an original maturity date beyond December 31, 2013, totaling US$17,000 borrowed by the Company from China Development Bank contain financial covenants. The covenants specify that if the ratio of the weighted average market value of SPI’s outstanding shares to the principal amount of the loan is less than 2:1 on any test date, China Development Bank may take actions as defined in the borrowing agreement, including but not limited to the demand of immediate repayment of the outstanding borrowing balance. As of December 31, 2012, the ratio of the weighted average market value of SPI’s outstanding shares to the principal amount of the loan was 0.69:1. The Company reclassified these borrowings from long-term borrowings to short-term borrowings as of December 31, 2012.

In addition, outstanding borrowings from certain banks totaling US$1,256,956 contain subjective acceleration provision that may be triggered by material deterioration of the Group’s financial condition or event of default of other financial indebtedness. While the Company currently does not believe that it is probable that repayment of these borrowings will be accelerated by the related banks, if the related banks have concerns over the Group’s current financial condition, they have the right to accelerate the repayment of the borrowings. Accordingly, the Company reclassified such borrowings of US$642,490 from long-term borrowings to short-term borrowings as of December 31, 2012. But to date, the Group has not received any notice of event of default or noticed any threat to accelerate the stated maturity of such borrowings.

As of December 31, 2012, the Group has total revolving credit of US$1,167,528 (2011: US$4,153,881) and unused credit of US$95,682 (2011: US$1,650,126) which it can draw upon.

(b)	Long-term

	December 31, 2011	December 31, 2012
Bank borrowings - secured	492,958	65,000
Bank borrowings - unsecured	741,114	37,831

	1,234,072	102,831
Less: current installments	(343,640)	(72,831)

	890,432	30,000

The long-term borrowings outstanding as of December 31, 2012 bear interest at a rate per annum equal to a variable interest rate that is repriced either (a) annually with reference to the prevailing base lending rate pronounced by People’s Bank of China (“PBOC”), or (b) semi-annually or quarterly with reference to the prevailing six-month US LIBOR rate. The weighted average interest rates for the years ended December 31, 2012 and 2011 were 4.8613% and 6.5267%, respectively.

In addition to the aforementioned secured long-term borrowings of US$45,000 (Note 11(a)), which are secured by the Group’s plant and machinery and land use right, the remaining secured long-term borrowings of US$20,000 are secured by the Group’s machinery with a carrying amount of US$68,703 as of December 31, 2012, and are guaranteed by the Company’s shareholders, Mr. Peng and Ms. Zhou Shan.

Future principal repayments on the long-term bank borrowing are as follows:

2013	72,831
2014	15,000
2015	15,000

102,831